PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7 - PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2022	2021

Cost:
Research equipment and software	$71	$68
Leasehold improvement	229	229
Furniture and office equipment	308	236
	608	533
Accumulated Depreciation:
Research equipment and software	63	54
Leasehold improvement	135	89
Furniture and office equipment	189	146
	387	289
	$221	$244